Income Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Earnings before Income Taxes
The following table presents earnings (loss) before income taxes by jurisdiction attributable to continuing operations, including earnings from equity method investments, for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Domestic (Bermuda)	$1,503,505	$576,338	$(232,743)
Foreign	231,444	356,878	15,293
Total earnings (loss) before income taxes attributable to continuing operations	$1,734,949	$933,216	$(217,450)

Tax Expense for Income Taxes
The following table presents our current and deferred income tax expense (benefit) attributable to continuing operations by jurisdiction for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Current:
Domestic (Bermuda)	$—	$—	$—
Foreign	15,232	16,330	(917)
	15,232	16,330	(917)
Deferred:
Domestic (Bermuda)	—	—	—
Foreign	8,595	(3,958)	(2,772)
	8,595	(3,958)	(2,772)
Total income tax expense (benefit) attributable to continuing operations	$23,827	$12,372	$(3,689)

Reconciliation of Earnings before Income Taxes Computed by Applying Effective Rate
The actual effective income tax rate differs from the statutory rate of 0 percent under Bermuda law to earnings (loss) attributable to continuing operations before income taxes, including earnings (loss) from equity method investments for the years ended December 31, 2020, 2019 and 2018 as shown in the following reconciliation:

	2020	2019	2018
Earnings (loss) before income taxes	$1,734,949	$933,216	$(217,450)
Bermuda income taxes at statutory rate	0.0%	0.0%	0.0%
Foreign income tax rate differential	1.2%	8.6%	0.6%
Change in valuation allowance	0.1%	(7.2)%	(1.8)%
U.S. base erosion and anti-abuse tax	—%	0.3%	(0.3)%
Other	0.1%	(0.4)%	3.2%
Effective tax rate	1.4%	1.3%	1.7%

Components of Deferred Tax Assets and Deferred Tax Liabilities	Significant components of the deferred tax assets and deferred tax liabilities as of December 31, 2020 and 2019 were as follows:

	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$141,459	$144,609
Insurance reserves	22,238	7,535
Unearned premiums	68	151
Provisions for bad debt	407	6,172
Defendant asbestos and environmental liabilities	121,006	140,000
Other deferred tax assets	16,696	3,230
Deferred tax assets	301,874	301,697
Valuation allowance	(118,229)	(117,390)
Deferred tax assets, net of valuation allowance	183,645	184,307

Deferred tax liabilities:
Unrealized gains on investments	(20,185)	(14,079)
Lloyd's underwriting profit taxable in future periods	(15,555)	(8,852)
Deferred policy acquisition cost	—	(8,267)
Other deferred tax liabilities	(9,242)	(13,390)
Deferred tax liabilities	(44,982)	(44,588)

Net deferred tax asset	$138,663	$139,719
Net Deferred Tax Asset (Liability) Balance by Major Jurisdiction:

	December 31,
	2020	2019
	Net Deferred Tax Asset	Net Deferred Tax Asset
United States	$156,730	$154,700
United Kingdom	(18,095)	(16,074)
Other	28	1,093
Total	$138,663	$139,719

Summary of Operating Loss Carryforwards
As of December 31, 2020, we had net operating loss carryforwards that could be available to offset future taxable income, as follows:

Tax Jurisdiction	Loss Carryforwards	Tax effect	Expiration
Operating and Capital Loss Carryforwards:
United States - Net operating loss	$428,732	$90,034	2024-2038
United Kingdom	185,230	35,194	Indefinitely
Luxembourg	17,200	4,300	2035-2036
Other	48,683	11,931	Indefinitely

Summary of Income Tax Examinations	Listed below are the tax years that remain subject to examination by a major tax jurisdiction as of December 31, 2020:

Major Tax Jurisdiction	Open Tax Years
United States	2017-2020
United Kingdom	2019-2020
Australia	2015-2020